Deposits	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Deposits

NOTE 11	Deposits

The composition of deposits at December 31 was as follows:

(Dollars in Millions)	2018	2017
Noninterest-bearing deposits	$81,811	$87,557
Interest-bearing deposits
Interest checking	73,994	74,520
Money market savings	100,396	107,973
Savings accounts	44,720	43,809
Time deposits	44,554	33,356

Total interest-bearing deposits	263,664	259,658

Total deposits	$345,475	$347,215

The maturities of time deposits outstanding at December 31, 2018 were as follows:

(Dollars in Millions)
2019	$38,272
2020	3,214
2021	1,740
2022	726
2023	598
Thereafter	4

Total	$44,554